Property Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2021
schedule Of Property, Plant and Equipment
	Mining Property	Assets Under Construction	Right of Use Assets	Equipment	Total
	$	$	$	$	$
As at June 30, 2019	-	-	-	-	-
Adoption of IFRS 16	-	-	24,164	-	24,164
Disposals	-	-	-	-	-
Amortization	-	-	(6,053)	-	(6,053)
As at June 30, 2020	-	-	18,111	-	18,111
Additions	708,514	3,611,890	-	5,238	4,325,642
Disposals	-	-	-	-	-
Amortization	-	-	(6,037)	(555)	(6,592)
As at June 30, 2021	708,514	3,611,890	12,074	4,683	4,337,161

Carrying value as at June 30, 2020
Cost	-	-	24,164	-	24,164
Accumulated amortization	-	-	(6,053)	-	(6,053)
Total	-	-	18,111	-	18,111

Carrying value as at June 30, 2021
Cost	708,514	3,611,890	24,165	5,238	4,349,807
Accumulated amortization	-	-	(12,091)	(555)	(12,646)
Total	708,514	3,611,890	12,074	4,683	4,337,161